ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)											1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 16, 2025 HKD ($) $ / shares shares	Jun. 06, 2025 HKD ($) shares	May 13, 2025 HKD ($) shares	May 06, 2025 HKD ($) shares	May 05, 2025 HKD ($)	Apr. 15, 2025 HKD ($) shares	Oct. 15, 2024 shares	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 23, 2024 HKD ($) shares	May 29, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($)	Oct. 10, 2025 USD ($)	Sep. 17, 2025 USD ($)	Mar. 28, 2025 $ / shares shares	Mar. 28, 2025 $ / shares shares	Jul. 02, 2024 HKD ($)	Apr. 09, 2024 HKD ($)	Jan. 30, 2024 HKD ($)	Dec. 31, 2023 $ / shares shares	Jul. 26, 2023 HKD ($)	Feb. 20, 2023 HKD ($)
Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Transaction costs																			$ 3,722,528	$ 3,722,527
Deferred offering cost												$ 300,000							300,000	300,000	$ 300,000
Underwriting fees																				1,200,000
Deferred underwriting commission																				2,100,000
Other offering cost																			422,528	422,527
Other offering costs												$ 300,000							$ 300,000	$ 300,000	$ 300,000
Public shares redeem percentage												100.00%							100.00%	100.00%	100.00%
Interest to pay dissolution expenses																			$ 100,000	$ 100,000
Initial public offering								$ 60,000,000							$ 60,000,000				60,000,000		$ 60,000,000
Continental deposited in trust account																									$ 600,000
Cash												$ 87,898							465,254	87,898	465,254
Working capital deficit												$ 481,777								481,777
Underwriting fees																			1,200,000
Deferred underwriting fees																			2,100,000
Working capital																			$ 491,725		$ 491,725
Consideration															$ 1,450
Ordinary shares authorized | shares												200,000,000							200,000,000	200,000,000	200,000,000
Common stock shares issued | shares												1,830,000							1,830,000	1,830,000	1,830,000
Common stock par value | $ / shares												$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding | shares												1,830,000							1,830,000	1,830,000	1,830,000
Cayson Acquisition Corp [Member] | Common Stock [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Initial public offering														$ 600					$ 600
Ordinary shares authorized | shares											100,000								100,000
Shares issued											$ 10								$ 10
Stock issued during the period additional paid up
Cayson Acquisition Corp [Member] | Subsequent Event [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Continental deposited in trust account																								$ 600,000
Deposited in trust account																								$ 600,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Deferred offering cost										$ 25,000
Ordinary shares authorized | shares										1,725,000									1,500,000	1,500,000	1,500,000	1,500,000
North Water Investment Group Holdings Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares				100,000
Shares issued				$ 100
Consideration			$ 10,000,000	10,000,000																			$ 30,000,000
Stock issued during the period additional paid up				110,000,000	$ 100,000,000
Ordinary shares authorized | shares			9,000																400,000,000		400,000,000										400,000,000
Common stock shares issued | shares			1,000																21,052,632		21,052,632										21,052,632
Common stock shares to be issued | shares			20,000
Common stock par value | $ / shares																			$ 0.0001		$ 0.0001										$ 0.0001
Common stock, shares outstanding | shares																			21,052,632		21,052,632										21,052,632
North Water Investment Group Holdings Limited [Member] | Common Class B [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																										90,000,000	90,000,000
Common stock par value | $ / shares																											$ 0.0001
Stock issued during the period repurchase						$ 4,799,999
North Water Investment Group Holdings Limited [Member] | Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																										400,000,000	400,000,000
Common stock shares issued | shares		21,052,632																	42,105,264		42,105,264
Common stock par value | $ / shares																											$ 0.0001
Stock issued during the period repurchase						$ 15,200,000
Common stock, shares outstanding | shares																			42,105,264		42,105,264
North Water Investment Group Holdings Limited [Member] | Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Contributed additional capital																																$ 15,000,000	$ 15,000,000
Reduced capital																												$ 7,000,000	$ 8,000,000	$ 15,000,000
North Water Investment Group Holdings Limited [Member] | North Water Investment Group Holdings Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest	100.00%
North Water Investment Group Holdings Limited [Member] | Zhang Jia Ling Co Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			22.80%		22.80%
North Water Investment Group Holdings Limited [Member] | Zhao Xinjie Co Ltd [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			5.00%		5.00%
North Water Investment Group Holdings Limited [Member] | Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			0.95%		0.95%
North Water Investment Group Holdings Limited [Member] | Twenty Two Other Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			4.74%		4.74%
North Water Investment Group Holdings Limited [Member] | Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			4.74%		4.74%
North Water Investment Group Holdings Limited [Member] | Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			0.95%		0.95%
North Water Investment Group Holdings Limited [Member] | Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest																			5.00%		5.00%
North Water Investment Group Holdings Limited [Member] | Subsequent Event [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares	20,000
Ordinary shares authorized | shares	21,052,632
Common stock par value | $ / shares	$ 0.0001
North Water Investment Group Holdings Limited [Member] | Subsequent Event [Member] | Common Stock [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares	20,000
North Water Investment Group Holdings Limited [Member] | Subsequent Event [Member] | Post Reorganization [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Common stock shares issued | shares	42,105,264
Common stock, shares outstanding | shares	42,105,264
North Water Investment Group Holdings Limited [Member] | Subsequent Event [Member] | Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares		5,852,632
Number of shares issued on acquition | shares	21,052,632
North Water Investment Group Holdings Limited [Member] | Subsequent Event [Member] | Common Class A [Member] | Common Stock [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Common stock par value | $ / shares	$ 0.0001
Mango Financial Group Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Cash				$ 10,000,000
Ordinary shares authorized | shares				100,000
Shares issued				$ 100
Consideration																$ 1,278,772	$ 10,000,000
Stock issued during the period additional paid up				110,000,000																		$ 100,000,000
Ordinary shares authorized | shares			9,000										400,000,000			400,000,000			400,000,000		400,000,000
Common stock shares issued | shares	42,105,264		1,000										42,105,264			42,105,264			42,105,264		42,105,264
Common stock par value | $ / shares													$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares outstanding | shares	42,105,264												42,105,264			42,105,264			42,105,264		42,105,264
Mango Financial Group Limited [Member] | Common Stock [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Cash				$ 10,000,000
Common stock shares issued | shares			20,000
Mango Financial Group Limited [Member] | Common Class B [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																										90,000,000	90,000,000
Common stock shares issued | shares		5,852,632				4,799,999																				1	1
Common stock par value | $ / shares																										$ 0.0001
Stock issued during the period repurchase						$ 4,799,999
Mango Financial Group Limited [Member] | Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																										400,000,000	400,000,000
Common stock shares issued | shares						15,200,000																				21,052,632	21,052,632
Common stock par value | $ / shares																										$ 0.0001
Stock issued during the period repurchase						$ 15,200,000
Mango Financial Group Limited [Member] | Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Contributed additional capital																																$ 15,000,000	$ 15,000,000
Reduced capital																												$ 7,000,000	$ 8,000,000	$ 15,000,000
Mango Financial Group Limited [Member] | Zhang Jia Ling Co Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest													22.80%			22.80%
Mango Financial Group Limited [Member] | Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest													0.95%			0.95%
Mango Financial Group Limited [Member] | Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Equity interest													5.00%			5.00%
Mango Financial Group Limited [Member] | Subsequent Event [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares	20,000
Mango Financial Group Limited [Member] | Subsequent Event [Member] | Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares	21,052,632
Shares issued	$ 42,105,264
Common stock par value | $ / shares	$ 0.0001
Stock issued during the period repurchase	$ 21,052,632	$ 5,852,632
IPO [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares								6,000,000	6,000,000
Gross proceeds from initial public offering								$ 60,000,000	$ 60,000,000
Sale of units per share | $ / shares								$ 10.00
Underwriting fees																			$ 300,000	$ 300,000
Deferred underwriting commission																			$ 1,200,000	$ 1,200,000
Private Placement [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares								230,000	230,000										230,000	230,000	230,000	230,000
Sale of units per share | $ / shares								$ 10.00
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares								900,000	900,000										900,000
Number of shares forfeiture | shares							225,000	225,000	225,000
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares forfeiture | shares							225,000			225,000